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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             GEM Capital Management, Inc.
Address:          70 East 55th Street - 12th Floor
                  New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald B. Unterman
Title:            President
Phone:   (212) 753-0700
Signature, Place, and Date of Signing:

Gerald B.Unterman               New York, New York                   May 7, 1999

Report Type   (Check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT



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                           FORM 13F INFORMATION TABLE



NAME OF        TITLE OF       CUSIP      VALUE    SHARES/        SH/PRN   PUT/  INVSTMT    OTHER     VOTING     VOTING     VOTING
ISSUER         CLASS                     (x$1000) PRN AMT                 CALL  DSCRETN    MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY
                                                                                                      SOLE      SHARED     NONE
Advantica      COM            00758B109  3,096    619,344        SH             SOLE                 619,344
Rest. Group

Advantica      WT             00758B117  570      536,419                       SOLE
Rest. Group

Alza Corp.     SB DB CV       022515AC2  92       79,000         PRN            SOLE
               5% 06

Autom.         TRACES         05300A202  3,294    227,189        SH             SOLE                 227,189
Com. Exch

BEA            SB NT CV       07332AAO   10,221   13,000,000     PRN            SOLE
Systems Inc.   144 A05

Calif. Fed     Cont. Litig.   130209604  1,457    132,419                       SOLE
Bank FSB       REC

Cell           COM            15114R101  399      54,054         SH             SOLE                 54,054
Pathways
Inc.

Cendant        COM            151313013  11,472   719,800        SH             SOLE                 719,800
Corp.

Centocor       SB DB CV       152342AD3  3,091    3,195,000      PRN            SOLE
Inc.           4.75% 05

Costco         SB CV          2216OQAA   83       80,000         SH             SOLE                 80,000
Companies      144A 17        O

Costco         SB NT CV       22160QAC6  13,832   13,300,000     PRN            SOLE
Companies      17

Citigroup      COM            172967101  1,617    25,000         SH             SOLE                 25,000
Inc.


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
Comverse       SB NT CV       205862AF2  5,969    4,047,000      PRN            SOLE
Technology     144A 04
Inc.

Dime           COM            25429Q102  2,349    102,128        SH             SOLE                 102,128
Bancorp Inc.

EMC Corp.      COM            268648102  4,879    38,194         SH             SOLE                 38,194

EMC Corp.      SB NT CV       268648AC6  22,388   3,988,000      PRN            SOLE
               144A02

EMC Corp.      SB NT CV       268648AD4  31,437   5,600,000      PRN            SOLE
               ACRD02

Empresas       SB DB CV       292448AC1  10,656   16,269,00      PRN            SOLE
ICA            5%04
Sociedad

France         DEP BD CV      35177QAB1  3,796    3,923,000      PRN            SOLE
Telecom        144A 04

Genzyme        SB NT CV       372917AE4  20,574   14,238,000     PRN            SOLE
Corp.          144A 05

Golden         COM            381197102  18,371   825,656        SH             SOLE                 825,656
State
Bancorp

Golden         WT EX          381197136  3,892    808,656                       SOLE
State          0000
Bancorp

Home Depot     SB NT CV       437076AE2  4,832    1,803,000      PRN            SOLE
               3.25% 01

Interpublic    SB NT CV       460690AD2  8,950    8,000,000      PRN            SOLE
Group          144A

Littlefuse     COM            537008104  1,084    59,000         SH             SOLE                 59,000
Inc.

Loral Space    PRD CV 6%      G56462149  16,577   348,994        SH             SOLE                 348,994

MCI            COM            55268B106  15,206   171,815        SH             SOLE                 171,815
Worldcom
Inc.


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
Mediaone       PFD CV.        5844OJ203  24,802   299,719        SH             SOLE                 299,719
Group Inc.     SER D

Metamor        SB NT CV       59133PAA8  5,991    9,146,000      PRN            SOLE
Worldwide      2.94%
Inc.

National       CAP UTS        632525309  20,422   652,195        SH             SOLE                 652,195
Australia      EXCH LB
Bank Ltd.

Nextel         CLA            65332V103  5,063    138,234        SH             SOLE                 138,234
Communicat
ions

Occidental     PFD CV $3      674599790  9,236    188,407        SH             SOLE                 188,407
Pete

Omnicom        SB DB CV       681919ACO  4,848    2,000,000      PRN            SOLE
Group Inc.     144A 07

Owens          PFD CV         690768502  6,658    182,736        SH             SOLE                 182,736
Illinois       $.01

PMI Group      COM            69344M101  140      3,096          SH             SOLE                 3,096
Inc.

Pogo           SB NT CV       730448AC1  15,939   20,938,000     PRN            SOLE
Producting     144A
Corp.          5.5% 06

Royal          PFD CV         V7780T111  3,431    28,036         SH             SOLE                 28,036
Carribean
Cruises

Safeguard      SB NT CV       786449AC2  17,795   7,695,000      PRN            SOLE
Scientifics    144A 6% 06
Inc.

Sinclair       PFD CV         829226505  1,197    29,315         SH             SOLE                 29,315
Broadcast.

Snyder Oil     COM            833482102  2,459    166,003        SH             SOLE                 166,003
Corp.

Tesoro Pete    CV 1/100       881609408  4,304    360,532        SH             SOLE                 360,532
Corp.

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
Tower          SB NT CV       891707AE1  230      247,000        PRN            SOLE
Automotive     5% 04

Vornado        PFD CV         929042208  2,369    48,351         SH             SOLE                 48,351
Realty Trust   SER A

Waste          SB NT CV       94106LAA7  36       752            SH             SOLE                 752
Manag. Inc.    4$ 02

WinStar        COM            975515107  2,020    55,622         SH             SOLE                 55,622
Communcati
ons Inc.

World Color    SR SB NT       981443AA2  1,132    1,256,000      PRN            SOLE
Press          CV 6% 07

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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:              $340,256

List of Other Included Managers:                     None